Profit Sharing and Postemployment Benefit Plans	12 Months Ended
Dec. 31, 2010
Profit Sharing and Postemployment Benefit Plans

9. Profit Sharing and Postemployment Benefit Plans

We contribute to defined contribution plans for the benefit of employees meeting certain eligibility requirements and electing participation in the plans. The discretionary amount to be matched by us is determined annually by Host Inc.’s Board of Directors. Our recorded liability for this obligation is not material. Payments for these items were not material for the three years ended December 31, 2010.